GE Royalty Obligation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ge Royalty Obligation
Schedule of gE branded product

The License Agreement obligation will be paid from sales of GE branded product subject to the following repayment schedule:

Net Sales in Contract Year	Percentage of Contract Year Net Sales owed to GE
$0 $50,000,000	7%
$50,000,001 $100,000,000	6%
$100,000,000+	5%

Net Sales in Contract Year	Percentage of Contract Year Net Sales owed to GE
$0 $50,000,000		7%
$50,000,001 $100,000,000		6%
$100,000,000+		5%